DISPOSITION OF STALWELL MINE - Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Continuing And Discontinued Operations [Line Items]
Revenue	$ 915,911	$ 747,495
Production costs	(267,432)	(288,315)
Royalty expense	(26,418)	(21,396)
Depletion and depreciation	(133,718)	(148,655)
Earnings (loss) from mine operations	488,343	289,129
Expenses
Exploration	(66,614)	(48,411)
Care and maintenance	(3,081)	(11,877)
Earnings (loss) from operations	387,083	202,798
Other income, net	5,130	3,376
Foreign translation reserve	16,902	(2,209)
Earnings before taxes from continuing operations	394,310	196,079
Net earnings	$ 273,943	$ 132,426
Loss per share from discontinued operations - basic (in dollars per share)	$ 1.30	$ 0.64
Loss per share from discontinued operations - diluted (in dollars per share)	$ 1.29	$ 0.63
Discontinued operations
Disclosure Of Continuing And Discontinued Operations [Line Items]
Revenue		$ 0
Production costs		0
Royalty expense		0
Depletion and depreciation		0
Earnings (loss) from mine operations		0
Expenses
Exploration		(1,477)
Care and maintenance		(8,884)
Earnings (loss) from operations		(10,361)
Other income, net		363
Loss on disposition of Stawell Mine		(11,600)
Foreign translation reserve		(5,968)
Earnings before taxes from continuing operations		(27,566)
Income tax recovery		2,662
Net earnings		$ (24,904)
Loss per share from discontinued operations - basic (in dollars per share)		$ (0.12)
Loss per share from discontinued operations - diluted (in dollars per share)		$ (0.12)